Deferred tax - Tax losses (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Valuation allowance for losses against deferred tax asset	€ 14,948,032
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 37,346,089	€ 2,596,673